Financial asset designated at fair value through profit or loss(IAS 39) (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Financial asset designated at fair value through profit or loss [Line Items]
Financial assets designated at fair value through profit or loss(IAS39)	₩ 3,579,057
Debt securities
Financial asset designated at fair value through profit or loss [Line Items]
Financial assets designated at fair value through profit or loss(IAS39)	2,110,809
Equity securities
Financial asset designated at fair value through profit or loss [Line Items]
Financial assets designated at fair value through profit or loss(IAS39)	1,234,356
Others
Financial asset designated at fair value through profit or loss [Line Items]
Financial assets designated at fair value through profit or loss(IAS39)	₩ 233,892